Average Annual Total Returns{- Fidelity® Series Real Estate Income Fund} - 07.31 Fidelity Series Real Estate Income Fund Series PRO-07 - Fidelity® Series Real Estate Income Fund	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 1 year	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Past 5 years	Fidelity Series Real Estate Income Fund-Default Return Before Taxes Since Inception		Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Real Estate Income Fund-Default After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1677 Past 1 year	F1677 Past 5 years	F1677 Since Inception
Total	0.56%	6.45%	7.68%	[1]	(1.71%)	4.06%	5.58%	[1]	0.55%	4.16%	5.52%	[1]	18.40%	15.22%	15.39%	[1]	4.88%	5.86%	6.64%	[1]

[1]	(a)From October 20, 2011